SHORT-TERM CONVERTIBLE NOTES & FAIR VALUE OF EMBEDDED DERIVATIVE (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	$ 2,037,962		$ 2,093,640	$ 6,016,399
Unamortized discount - Original Issue Discount (OID)	0		(4,541)	(1,300,345)
Derivative Liability				946,046
Long-Term Debt				5,662,100
Current Portion of Convertible Notes	2,037,962		2,089,099	5,091,298
Long-term Convertible Notes less current portion				570,802
May 2011 Note Financing [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes			0	3,392,158
October 2011 Note Financing [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	0		58,824	1,341,738
Unamortized discount - Original Issue Discount (OID)			(984,733)	(2,705)
December 2011 Note Financing [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	0		131,928	0
Unamortized discount - Original Issue Discount (OID)		(26,896)	(26,896)
May 2012 Note Financing [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	83,333		588,313	0
Bridge Notes [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	62,882		185,758	711,701
Jmj Financial [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	995,166		73,590	570,802
Derivative Liability	995,166
Hanover Holdings Note [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	0		362,791	0
Magna [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	0		333,086	0
Unamortized discount - Original Issue Discount (OID)			(28,896)
Chris French [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	0		25,950	0
Asher [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	507,830		150,687	0
Yvonne Paterson [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	0		103,804	0
James Patton [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	0		78,909	0
Redwood Management LLC [Member]
Schedule Of Short term Convertible Notes Fair Value Of Embedded Derivative [Line Items]
Total Convertible Notes	$ 388,751		$ 0